Cycle of Sustainable Investment Construction securities help provide competitive returns Union pension funds invest in HIT HIT finances development projects through guaranteed securities Union workers contribute to pension funds Construction projects generate good union jobs The HIT Investment Cycle 2 3 4 5 1

Features of the HIT: 35 Years of Impact Investing* ▪ HIT Invested $11.6 billion nationally (in current dollars) since inception in 1984 ▪ Financed 514 projects in 29 states ; $19.9 billion total development investment; $30.1 billion in total economic activity ▪ All construction utilizes 100% union labor Output Results (1984 - 2019) Total Number of Projects 514 Union Job Creation 169.2 Million Hours Total Housing Units 110,459 (66% affordable) Construction Job Wages $5.9 Billion (2018$) Total Jobs Created 180,871 Total Income Generated $11.8 Billion (2018$) Total Economic Impact $30.1 Billion (2018$) *Source: Pinnacle Economics, Inc., and HIT. Jobs and economic impacts provided are estimates calculated using an IMPLAN inp ut - output model based on HIT project data. Projects include those with financing of $133.5 million in New Markets Tax Credits by HIT’s subsidiary, Building America. In 20 18 dollars. Current as of March 31, 2019.

Competitive Returns and Collateral Benefits through Directly Sourced Multifamily Investments The HIT offers investors: ▪ Competitive Returns ▪ Low Credit Risk Investment ▪ Diversification ▪ Collateral Benefits: x Union Construction Jobs x Affordable Housing x Economic Impact

Investment Objective and Strategy OBJECTIVE: Generate competitive risk - adjusted fixed - income returns by investing in fixed - income investments, primarily multifamily and single family mortgage - related assets, while financing housing, including affordable and workforce housing, and creating union construction jobs STRATEGY: ▪ Construct and manage a portfolio with superior credit quality, higher yield, and similar interest rate risk relative to the Bloomberg Barclays U.S. Aggregate Bond Index. ▪ Overweight government/agency multifamily mortgage - backed securities (MBS), which tend to provide an income advantage compared to other securities with comparable credit and interest rate risk.

Features of the HIT: Competitive Returns ▪ A nearly $6.1 billion investment grade fixed - income portfolio • Open - end institutional commingled mutual fund registered under Investment Company Act of 1940, and its primary regulator is the U.S. Securities and Exchange Commission • Monthly unit valuation and income distribution – independent third - party pricing provides integrity ▪ Record of consistent and competitive returns • Gross returns exceeded benchmark for 25 of past 26 calendar years; net returns for 16 of those years. HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended March 31 , 2019 was 4 . 16% , 1 . 72% , 2 . 66% , and 3 . 43% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus .

History of the HIT ▪ Opened doors in 1984 (successor to the Mortgage Investment Trust, started in 1965). ▪ Created by concept of George Meany, based on his discussions with Dr. Martin Luther King, Jr. ▪ 100 percent union labor requirement for all of its multifamily housing investments. Albert Shanker , president of the United Federation of Teachers from 1964 to 1985 and president of the American Federation of Teachers (AFT) from 1974 to 1997, pictured with George Meany. Photo Credit: Walter P. Reuther Library - Wayne State University Signing of the Housing Bill of 1965. Photo Credit: George Meany Memorial Archives

Our Vision ▪ Over the next 5 years, we will work to further differentiate the HIT and offer distinct value to our investors. ▪ We will seek to deploy more capital to Impact Investments with the objective of improving returns while creating more union jobs and affordable housing. ▪ Combined with renewed efforts to reduce our costs, we believe that the HIT will be positioned for success .

Investments in the Northeast Region Since Inception ( 1984 - 2019) *Source: Pinnacle Economics , Inc., and HIT. Jobs and economic impacts provided are estimated calculated using an IMPLAN input - output model based on HIT project data. Projects include those with financing by HIT’s subsidiary, Building America. In 2018 dollars. Current as of March 31, 2019. New York City Boston Area New Jersey TOTAL Northeast Region # of Projects 60 31 34 162 HIT Investment ($) $ 1.5 billion $520.6 million $755.8 m illion $3.2 billion Total Dev. Cost ($) $ 3.4 billion $ 1.4 billion $ 1.2 billion $6.8 billion Union Construction Hours 19.7 million 11.3 million 15.3 million 55.4 million Housing Units 37,097 3,790 5,483 51,713 Total Economic Impact* $ 3.5 billion $ 2.4 billion $ 2.7 billion $10.2 billion

HIT Investments: New Construction Longwood II – Boston, MA HIT Commitment $51,900,000 Total Development Cost $60,000,000 Total Housing Units 115 Estimated Union Job Hours 478,300 Source: Pinnacle Economics , Inc., and HIT. Jobs and economic impacts provided are estimated calculated using an IMPLAN input - output model based on HIT pro ject data. Projects include those with financing by HIT’s affiliate, Building America. 1490 Southern Boulevard – Bronx, NY HIT Commitment $35,000,000 Total Development Cost $59,100,000 Total Housing Units 115 Estimated Union Job Hours 456,530 Cherry Street Lofts – Bridgeport, CT HIT Commitment $35,000,000 Total Development Cost $54,400,000 Total Housing Units 157 Estimated Union Job Hours 471,410

HIT Investments: Substantial Rehabilitation Electchester Housing Companies – Queens, NY HIT Commitment $49,000,000 Total Development Cost $ 49,000,000 Total Housing Units 2,399 Estimated Union Job Hours 351,900 Old Colony – Boston, MA HIT Commitment $33,400,000 Total Development Cost $61,400,000 Total Housing Units 129 Estimated Union Job Hours 589,060 Penn South Cooperative – Manhattan, NY HIT Commitment $55,000,000 Total Development Cost $191,000,000 Total Housing Units 2,820 Estimated Union Job Hours 473,480 Source: Pinnacle Economics , Inc., and HIT. Jobs and economic impacts provided are estimated calculated using an IMPLAN input - output model based on HIT pro ject data. Projects include those with financing by HIT’s affiliate, Building America.

State Projects Units Union Sponsor Connecticut 1 90 UAW Region 9A Maine 3 142 Maine State AFL - CIO/Building Trades Massachusetts 5 257 Bricklayers & Laborers, Teamsters Local 170 New Jersey 3 753 American Radio Assoc., National Maritime, IUE, ILGWU, etc. New York 21 11,937 Amalgamated Meatcutters , Joint Industry Board, District 3 IUE, etc. Puerto Rico 13 1,522 ILGWU and 4 other unions West Virginia 9 700 West Virginia AFL - CIO Source: AFL - CIO Survey of Union - Sponsored Housing, February 1991, by Frank Parente Union - Sponsored Affordable Housing in the Northeast District

Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . A prospectus containing more complete information may be obtained by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 or by viewing the HIT’s website at www . aflcio - hit . com . The prospectus should be read carefully before investing .